Going concern	12 Months Ended
Oct. 31, 2022
Going Concern [Abstract]
Going concern [Text Block]

2. Going concern

These consolidated financial statements have been prepared with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

There are material uncertainties related to conditions and events that cast substantial doubt about the Company's ability to continue as a going concern and ultimately on the appropriateness of the use of the accounting principles applicable to a going concern. During the year ended October 31, 2022, the Company reported a net loss and comprehensive loss of $2,287,095 (2021 - $1,012,978, 2020 - $1,245,393) and negative cash flow from operations of $997,031 (2021 - $762,766, 2020 - $760,572). The Company's working capital deficiency as at October 31, 2022 was $4,722,878 (October 31, 2021 - $3,452,924).

The Company's success depends on the profitable commercialization of its proprietary sensor technology. Based upon its current operating and financial plans, management of the Company believes that it will have sufficient access to financial resources to fund the Company's planned operations through fiscal 2023; however, the ability of the Company to continue as a going concern is dependent upon its ability to secure additional financing and/or to profitably commercialize its technology. There is no assurance that the Company will be successful in the profitable commercialization of its technology, or will be able to secure the necessary additional financing. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern. If the going concern assumption was not appropriate for these consolidated financial statements then adjustments could be necessary to the carrying value of assets and liabilities, the reported expenses and the statement of financial position classifications used; in such cases, these adjustments could be material.

The COVID-19 pandemic creates additional risk for the Company if there is a prolonged industry slowdown in those sectors where the Company currently operates including the oil and gas sectors in particular. The Company has encountered delays in the commercial plans for its technology with its primary target customers. It secured a government backed loan of $60,000 CDN ($43,796 USD) as at October 31, 2022 (October 31, 2021 - $60,000 CDN, $48,243 USD) which matures in December 2025 (Note 9). During the year ended October 31, 2022, the Company received government wage subsidies of $nil CDN ($nil USD) (October 31, 2021 - $167,388 CDN, $133,699 USD) (Note 15(b)(i)) and rent subsidies of $nil CDN ($nil USD) (October 31, 2021 - $38,440 CDN, $30,613 USD).